IMPAIRMENT OF ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Producing properties post-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate	9.00%
Proved undeveloped properties post-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate	20.00%
Probable undeveloped properties post-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate	25.00%
Proved undeveloped properties risk-adjustment rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate	40.00%
Probable undeveloped properties risk-adjustment rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate	60.00%
Dimmit County
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense	$ 21,200
Recoverable amount	41,000
Cooper Basin
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense	700	$ 29
Carrying costs	$ 0